VESSELS UNDER FINANCE LEASE, NET	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
VESSELS UNDER FINANCE LEASE, NET	VESSELS UNDER FINANCE LEASE, NET
Movements in the six months ended June 30, 2021 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels under Finance Lease, net
Balance at December 31, 2020	777,939	(80,559)	697,380
Depreciation	—	(20,484)	(20,484)
Balance at June 30, 2021	777,939	(101,043)	676,896

As at June 30, 2021, seven vessels were accounted for as vessels under finance lease, which consist of four 13,800 TEU container vessels and three 10,600 TEU container vessels. The vessels are leased for an original term ranging from six to 11 years, with options to purchase each vessel after six years.